UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net (loss) income	$ (154)	$ 842	$ (349)	$ 626
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	0	15	(1)	21
Depreciation and amortization expense	57	54	112	108
Mark-to-market and other	(10)	28	(5)	(54)
Remeasurement of exchangeable and class B shares	301	(656)	608	(259)
Deferred income tax expense (recovery)	6	(111)	6	(82)
Changes in non-cash working capital, net	65	60	(116)	(5)
Cash from operating activities	265	232	255	355
Investing Activities
Investments in associates	0	0	0	(455)
Purchase of long-lived assets, net of disposals	(134)	(140)	(259)	(253)
Purchase of financial assets and other	0	0	(4)	(71)
Cash used by investing activities	(134)	(140)	(263)	(779)
Financing Activities
Distributions to non-controlling interest	(48)	(117)	(163)	(136)
Proceeds from non-recourse borrowings	467	472	770	1,046
Repayment of non-recourse borrowings	(476)	0	(476)	(11)
Repayment from Brookfield Infrastructure	44	0	101	595
Loans and repayments to Brookfield Infrastructure	(88)	(46)	(337)	(60)
Settlement of deferred consideration	0	(1,037)	0	(1,037)
Cash (used by) from financing activities	(101)	(728)	(105)	397
Cash and cash equivalents
Change during the period	30	(636)	(113)	(27)
Impact of foreign exchange on cash	17	(71)	24	70
Balance, beginning of period	309	1,219	445	469
Balance, end of period	$ 356	$ 512	$ 356	$ 512